Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 16,312	$ 13,552
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,800	18,700
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	49,200	42,000
Domestic Tax Authority [Member] | Expire Between 2031 And 2038 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	14,200
Domestic Tax Authority [Member] | Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	35,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 41,000	$ 32,000